Fair Value Measurements (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Convertible note payable fair value classified as Level 2	$ 778,725	$ 122,383
Derivative liability fair value classified as Level 3	$ 25,006	$ 341,464